Securities, at Fair Value	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Securities, at Fair Value	Securities, at Fair Value
MSR-Related Assets

Term Notes Backed by MSR-Related Collateral

At December 31, 2021 and 2020, the Company had $153.8 million and $239.0 million, respectively, of term notes issued by SPVs that have acquired rights to receive cash flows representing the servicing fees and/or excess servicing spread associated with certain MSRs. Payment of principal and interest on these term notes is considered to be largely dependent on cash flows generated by the underlying MSRs, as this impacts the cash flows available to the SPV that issued the term notes.
At December 31, 2021, these term notes had an amortized cost of $121.4 million, gross unrealized gains of approximately $32.4 million, a weighted average yield of 10.3% and a weighted average term to maturity of 1.7 years. At December 31, 2020, the term notes had an amortized cost of $184.9 million, gross unrealized gains of approximately $54.0 million, a weighted average yield of 12.3% and a weighted average term to maturity of 8.7 years. During the year ended December 31, 2020, the Company sold certain term notes for $711.7 million, realizing gains of $28.7 million. During the three months ended March 31, 2020, the Company recognized an impairment loss related to its term notes of $280.8 million based on its intent to sell, or the likelihood it will be required to sell, such notes.

CRT Securities

CRT securities are debt obligations issued by or sponsored by Fannie Mae and Freddie Mac. The coupon payments on CRT securities are paid by the issuer and the principal payments received are dependent on the performance of loans in either a reference pool or an actual pool of loans. As an investor in a CRT security, the Company may incur a principal loss if the performance of the actual or reference pool loans results in either an actual or calculated loss that exceeds the credit enhancement of the security owned by the Company. The Company assesses the credit risk associated with its investments in CRT securities by assessing the current and expected future performance of the associated loan pool. The Company pledges a portion of its CRT securities as collateral against its borrowings under repurchase agreements (see Note 6).

Agency and Non-Agency MBS

MBS investments held during the year ended December 31, 2020 and in prior periods included Agency MBS and Non-Agency MBS which include MBS issued prior to 2008 (“Legacy Non-Agency MBS”). These MBS are secured by: (i) hybrid mortgages (“Hybrids”), which have interest rates that are fixed for a specified period of time and, thereafter, generally adjust annually to an increment over a specified interest rate index; (ii) adjustable-rate mortgages (“ARMs”), which have interest rates that reset annually or more frequently (collectively, “ARM-MBS”); and (iii) 15 and 30 year fixed-rate mortgages for Agency MBS and, for Non-Agency MBS, 30-year and longer-term fixed rate mortgages. In addition, until the second quarter of 2021 the Company’s MBS were also comprised of MBS backed by securitized re-performing/non-performing loans (“RPL/NPL MBS”), where the cash flows of the bond may not reflect the contractual cash flows of the underlying collateral. The Company’s RPL/NPL MBS were generally structured with a contractual coupon step-up feature where the coupon increases from 300 - 400 basis points at 36 - 48 months from issuance or sooner. The Company pledges a significant portion of its MBS as collateral against its borrowings under repurchase agreements (see Note 6).

Agency MBS:  Agency MBS are guaranteed as to principal and/or interest by a federally chartered corporation, such as Fannie Mae or Freddie Mac, or an agency of the U.S. Government, such as Ginnie Mae.  The payment of principal and/or interest on Ginnie Mae MBS is explicitly backed by the full faith and credit of the U.S. Government.  Since the third quarter of 2008, Fannie Mae and Freddie Mac have been under the conservatorship of the Federal Housing Finance Agency, which significantly strengthened the backing for these government-sponsored entities. The Company sold its remaining holdings of Agency MBS during the quarter ended June 30, 2020.

Non-Agency MBS:  The Company’s Non-Agency MBS are primarily secured by pools of residential mortgages, which are not guaranteed by an agency of the U.S. Government or any federally chartered corporation.  Credit risk associated with Non-Agency MBS is regularly assessed as new information regarding the underlying collateral becomes available and based on updated estimates of cash flows generated by the underlying collateral. During 2020, the Company sold all of its holdings of Legacy Non-Agency MBS and substantially reduced its holdings of other Non-Agency MBS. Due to issuer redemptions, remaining holdings of Non-Agency MBS were reduced to zero as of June 30, 2021.

The following tables present certain information about the Company’s residential mortgage securities at December 31, 2021 and 2020:

December 31, 2021

(In Thousands)	Principal/ Current Face	Purchase Premiums	Accretable Purchase Discounts	Discount Designated as Credit Reserve (1)	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gain/(Loss)	Fair Value
Total residential mortgage securities (2)(3)(4)	$99,999	$7,466	$(55)	$(20,768)	$86,642	$16,282	$(10)	$16,272	$102,914

December 31, 2020

(In Thousands)	Principal/ Current Face	Purchase Premiums	Accretable Purchase Discounts	Discount Designated as Credit Reserve (1)	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gain/(Loss)	Fair Value
Total residential mortgage securities (2)(3)(4)(5)	$161,878	$3,022	$(8,206)	$(21,437)	$135,257	$26,926	$(1,183)	$25,743	$161,000

(1)Discount designated as Credit Reserve is generally not expected to be accreted into interest income.
(2)Based on management’s current estimates of future principal cash flows expected to be received.
(3)At December 31, 2020, the Company expected to recover approximately 99% of the then-current face amount of Non-Agency MBS.
(4)Amounts disclosed at December 31, 2021 includes CRT securities with a fair value of $67.5 million for which the fair value option has been elected. Such securities had $1.8 million gross unrealized gains and gross unrealized losses of approximately $10,000 at December 31, 2021. Amounts disclosed at December 31, 2020 includes CRT securities with a fair value of $66.2 million for which the fair value option has been elected. Such securities had gross unrealized gains of approximately $551,000 and gross unrealized losses of approximately $322,000 at December 31, 2020.
(5)Includes RPL/NPL MBS, which at December 31, 2020 had a $55.0 million Principal/Current face, $46.9 million amortized cost and $53.9 million fair value.

Sales of Residential Mortgage Securities

The following table presents information about the Company’s sales of its residential mortgage securities for the years ended December 31, 2021, 2020 and 2019. The Company has no continuing involvement with any of the sold securities.

	For the Year Ended December 31,
	2021		2020		2019
(In Thousands)	Sales Proceeds	Gains/(Losses)	Sales Proceeds	Gains/(Losses)	Sales Proceeds	Gains/(Losses)
Agency MBS	$—	$—	$1,500,875	$(19,291)	$360,634	$499
Non-Agency MBS	—	—	1,318,958	107,999	291,391	50,360
CRT Securities	—	—	243,025	(27,011)	256,671	11,143
Total	$—	$—	$3,062,858	$61,697	$908,696	$62,002

Unrealized Losses on Residential Mortgage Securities

There were no gross unrealized losses on the Company’s AFS securities at December 31, 2021.

The Company did not recognize an allowance for credit losses (or other than temporary impairment in prior year periods) through earnings related to its MBS for the year ended December 31, 2021. During the three months ended March 31, 2020, the Company recognized an aggregate impairment loss related to its MBS of $63.5 million based on its intent to sell, or the likelihood it will be required to sell, certain securities at such time.
The following table presents a roll-forward of the allowance for credit losses on the Company’s Residential mortgage securities and MSR-related assets:

	For the Year Ended December 31,
(Dollars In Thousands)	2021	2020
Allowance for credit losses at beginning of period	$—	$—
Current provision:	—	—
Securities with no prior loss allowance	—	344,269
Securities with a prior loss allowance	—	—
Write-offs, including allowance related to securities the Company intended to sell	—	(344,269)
Allowance for credit losses at end of period	$—	$—

Impact of AFS Securities on AOCI

The following table presents the impact of the Company’s AFS securities on its AOCI for the years ended December 31, 2021, 2020, and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
AOCI from AFS securities:
Unrealized gain on AFS securities at beginning of period	$79,607	$392,722	$417,167
Unrealized (losses)/gains on securities available-for-sale	(32,774)	420,281	20,335
Reclassification adjustment for MBS sales included in net income	—	(389,127)	(44,600)
Reclassification adjustment for impairment included in net income	—	(344,269)	(180)
Change in AOCI from AFS securities	(32,774)	(313,115)	(24,445)
Balance at end of period	$46,833	$79,607	$392,722
Interest Income on Securities, at Fair Value

The following table presents the components of interest income on the Company’s Securities, at fair value for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
Agency MBS
Coupon interest	$—	$14,038	$82,446
Effective yield adjustment (1)	—	(5,186)	(26,545)
Interest income	$—	$8,852	$55,901

Legacy Non-Agency MBS
Coupon interest	$14	$18,263	$87,024
Effective yield adjustment (2)(3)	670	10,565	59,622
Interest income	$684	$28,828	$146,646

RPL/NPL MBS
Coupon interest	$373	$8,376	$53,086
Effective yield adjustment (1)(4)	8,136	560	338
Interest income	$8,509	$8,936	$53,424

CRT securities
Coupon interest	$3,690	$7,010	$20,532
Effective yield adjustment (2)	4,459	511	(1,949)
Interest income	$8,149	$7,521	$18,583

MSR-related assets
Coupon interest	$7,462	$25,970	$52,644
Effective yield adjustment (1)(2)(5)	31,886	9,987	3
Interest income	$39,348	$35,957	$52,647

(1)Includes amortization of premium paid net of accretion of purchase discount.  For Agency MBS, RPL/NPL MBS and the corporate loan secured by MSRs, interest income is recorded at an effective yield, which reflects net premium amortization/accretion based on actual prepayment activity.
(2)The effective yield adjustment is the difference between the net income calculated using the net yield less the current coupon yield. The net yield may be based on management’s estimates of the amount and timing of future cash flows or in the instrument’s contractual cash flows, depending on the relevant accounting standards.
(3)Includes accretion income recognized due to the impact of redemptions of certain securities that had been previously purchased at a discount of $670,000 and $14.5 million during the years ended December 31, 2021 and 2019, respectively.
(4)Includes accretion income recognized due to the impact of redemptions of certain securities that had been previously purchased at a discount of $8.1 million and $329,000 during the years ended December 31, 2021 and 2019, respectively.
(5)Includes $20.5 million of accretion income recognized during the year ended December 31, 2021 due to the impact of the redemption at par of MSR-related assets that had been held at amortized cost basis below par due to an impairment charge recorded in the first quarter of 2020.